INCOME TAXES: (Details Narrative) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Effective Income Tax Rate Reconciliation, Percent	2100.00%	2100.00%
Deferred Tax Assets, Capital Loss Carryforwards	$ 19,323,000	$ 18,804,000
Operating Loss Carryforwards	$ 23,599,000	$ 23,491,000